Employment costs and provisions - Summary of employment costs and provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employment costs
– Wages and salaries	$ 6,549	$ 6,004	$ 5,625
– Social security costs	480	461	470
– Net post-retirement charge	626	605	449
– Share-based payment charge	237	172	144
Employment costs before utilisation of provisions	7,892	7,242	6,688
Less: charged within movement in provisions (see below)	(287)	(187)	(52)
Total employment costs	$ 7,605	$ 7,055	$ 6,636